Investment Income - Summary of Investment Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investment income [line items]
Bank deposits	¥ 26,695	¥ 22,699	¥ 23,827
Loans	27,111	22,894	16,320
Securities purchased under agreements to resell	161	281	746
Total	139,919	125,167	122,727
Debt securities [member]
Disclosure of investment income [line items]
Debt securities - held-to-maturity securities	38,229	34,657	30,669
Securities - available-for-sale securities	21,373	22,991	19,608
Securities - at fair value through profit or loss	3,546	3,869	3,618
Equity securities [member]
Disclosure of investment income [line items]
Securities - available-for-sale securities	21,823	16,492	27,019
Securities - at fair value through profit or loss	¥ 981	¥ 1,284	¥ 920